QB2 Advances from SMM/SC - Summary of Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,255		$ 4,162
Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,977		$ 3,232
Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		7,291		4,643
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings	1,150	1,423		0
Quebrada Blanca Phase 2 project facility | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		934		912
Quebrada Blanca Phase 2 project facility | Face Value
Disclosure of detailed information about borrowings [line items]
Borrowings	1,147		0
Quebrada Blanca Phase 2 project facility | Face Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 739		$ 708
Quebrada Blanca Phase 2 project facility | Fair Value
Disclosure of detailed information about borrowings [line items]
Borrowings		1,459		0
Quebrada Blanca Phase 2 project facility | Fair Value | SSM/SC
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 941		$ 912